Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) (Sounds Concept, Inc.)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Estimated useful lives of property plant and equipment		5 years
Sound Concepts, Inc. [Member] | Computers [Member]
Estimated useful lives of property plant and equipment	3 years
Sound Concepts, Inc. [Member] | Furniture and Fixture [Member]
Estimated useful lives of property plant and equipment	5 years
Sound Concepts, Inc. [Member] | Machinery and Equipment [Member]
Estimated useful lives of property plant and equipment	5 years
Sound Concepts, Inc. [Member] | Software [Member]
Estimated useful lives of property plant and equipment	3 years
Sound Concepts, Inc. [Member] | Vehicles [Member]
Estimated useful lives of property plant and equipment	5 years